Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments expense
Share-based payments expense consists of:

	December 31, 2024	December 31, 2023

Share options	$3,811	$2,717
Restricted share units with no performance criteria	3,528	1,789
Restricted share units with performance criteria	(630)	480
Deferred units	1,770	2,446
Performance share units	3,393	2,763
	$11,872	$10,195

Summary of movements in number of share options outstanding and weighted average exercise prices
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2024		2023
	Weighted average price CDN$	Number of options	Weighted average price CDN$	Number of options
At January 1,	$12.42	3,352,743	$11.31	3,739,567
Granted	14.79	1,288,263	14.74	1,054,431
Exercised	10.80	(1,779,799)	10.11	(987,649)
Expired	10.08	(15,109)	12.76	(127,132)
Forfeited	14.50	(217,289)	14.06	(326,474)
At December 31,	$14.52	2,628,809	$12.42	3,352,743

Summary of range of exercise prices of outstanding share options	Options outstanding are as follows:

	December 31, 2024			December 31, 2024
	Total options outstanding			Exercisable options
Range of exercise price CDN$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price CDN$	Shares	Weighted average exercise price CDN$

$11.00 to $11.99	46,335	3.63	11.90	—	—
$12.00 to $12.99	117,451	1.91	12.91	63,943	12.90
$13.00 to $13.99	601,245	2.07	13.79	321,404	13.71
$14.00 to $14.99	1,213,992	4.16	14.52	—	—
$15.00 to $15.99	608,871	3.34	15.17	144,078	15.17
$22.00 to $22.99	24,697	4.85	22.89	—	—
$23.00 to $23.99	16,218	4.67	23.27	—	—

	2,628,809	3.39	$14.52	529,425	$14.01

Summary of assumptions used to estimate the fair value of options granted
The assumptions used to estimate the fair value of options granted during the years ended December 31, 2024 and December 31, 2023 are in the table below. Volatility was determined based on the historical volatility over the estimated lives of the options.

	2024	2023
Risk-free interest rate (range)	3.0% – 4.3%	3.2% – 4.8%
Expected volatility (range)	37% – 53%	44% – 57%
Expected life (range) (years)	1.25 – 3.94	1.94 – 3.96
Expected dividends (CDN $)	—	—

Disclosure of RSUs with no performance criteria
A summary of the status of the RSUs with no performance criteria and changes during the years ended December 31, 2024 and December 31, 2023 is as follows:

	2024	2023
At January 1,	480,825	328,677
Granted	447,136	383,427
Redeemed	(175,670)	(145,598)
Forfeited	(72,042)	(85,681)
At December 31,	680,249	480,825
Movements in the PSUs during the years ended December 31, 2024 and December 31, 2023 are as follows:

	2024	2023
At January 1,	689,175	342,670
Granted	411,870	421,502
Redeemed	(27,874)	—
Forfeited	(98,869)	(74,997)
At December 31,	974,302	689,175

Disclosure of RSUs with performance criteria
A summary of the status of the RSUs with performance criteria and changes during the years ended December 31, 2024 and December 31, 2023 is as follows:

	2024	2023
At January 1,	251,943	566,740
Granted	186,117	222,144
Redeemed	(386,310)	(444,288)
Forfeited	(51,750)	(92,653)
At December 31,	—	251,943